Other Assets and Other Liabilities - Other Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Brokerage and securities related payables [Abstract]
Cash/margin payables	€ 56,112	€ 58,865
Payables from prime brokerage	21,548	25,042
Pending securities transactions past settlement date	2,054	2,562
Payables from unsettled regular way trades	45,380	20,274
Total brokerage and securities related payables	125,094	106,742
Accrued interest payable	2,257	2,623
Liabilities held for sale	2,691	16
Other	25,053	22,827
Total other liabilities	€ 155,095	€ 132,208